Lease (Details) - Schedule of Balance Sheet Information Related to Operating Leases ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Balance Sheet Information Related to Operating Leases [Line Items]
Right-of-use assets, net	¥ 8,544	$ 1,176	¥ 12,157
Operating lease liabilities - current	6,101	840	7,974
Operating lease liabilities - non-current	2,773	382	4,798
Total operating lease liabilities	¥ 8,874	$ 1,222	¥ 12,772